Annual Total Returns[BarChart] - Dividend Value Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.17%	12.57%	30.07%	9.22%	(0.66%)	16.71%	18.07%	(8.99%)	23.51%	0.53%